Financial Instruments - Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about hedges [abstract]
Balance as at the beginning of the year		₨ (275)	₨ 773
Changes in fair value of effective portion of derivatives		(13,440)	(1,185)
Deferred cancellation gain/(loss), net		(1,174)	(91)
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions	[1]	5,163	203
Net (gain)/loss on ineffective portion of derivative instruments classified to consolidated statement of income		0	25
Translation gain		7	0
Gain/(loss) on cash flow hedging derivatives, net		(9,444)	(1,048)
Balance as at the end of the year		(9,719)	(275)
Deferred tax asset/(liability) thereon		2,320	65
Balance as at the end of the year, net of deferred tax		₨ (7,399)	₨ (210)

[1]	Includes net (gain)/loss reclassified to revenue of ₹ 394 and ₹ 6,093 for the years ended March 31, 2025 and 2026, respectively; net (gain)/loss reclassified to cost of revenues of ₹ (51) and ₹ (877) for the years ended March 31, 2025 and 2026, respectively; net (gain)/loss reclassified to finance expenses of ₹ (213) and ₹ (53) for the years ended March 31, 2025 and 2026, respectively and net (gain)/loss reclassified to finance and other income of ₹ 73 and ₹ Nil for the years ended March 31, 2025 and 2026, respectively.